Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of operations - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
As Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
Change in fair value of the warrant liability
Offering costs allocated to derivative warrant liabilities
Net income (loss)	$ (1,229,822)	$ (285,630)	$ (344,629)	$ (1,574,451)	$ (2,934,408)
Weighted average shares outstanding subject to possible redemption, basic and diluted (in Shares)					28,635,732
Basic and diluted net income per share, shares subject to redemption (in Dollars per share)					$ 0.00
Weighted average ordinary shares outstanding, basic and diluted (in Shares)	8,821,301	8,726,681	8,675,841	8,724,681	8,387,147
Basic and diluted net loss per share, Non-redeemable shares (in Dollars per share)	$ (0.14)	$ (0.04)	$ (0.04)	$ (0.19)	$ (0.36)
Adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Change in fair value of the warrant liability	$ (22,020,000)	$ 1,170,000	$ 1,170,000	$ (20,850,000)	$ (32,730,000)
Offering costs allocated to derivative warrant liabilities		(877,647)	(877,647)	(877,647)	(877,647)
Net income (loss)	$ (22,020,000)	$ 292,353	$ 292,353	$ (21,727,647)	$ (33,607,647)
Weighted average shares outstanding subject to possible redemption, basic and diluted (in Shares)	26,325,998	26,284,377	26,284,377	26,325,998	(3,194,817)
Basic and diluted net income per share, shares subject to redemption (in Dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average ordinary shares outstanding, basic and diluted (in Shares)	2,344,174	978,194	(73,403)	732,999	2,077,504
Basic and diluted net loss per share, Non-redeemable shares (in Dollars per share)	$ (1.94)	$ 0.04	$ 0.03	$ (2.28)	$ (3.14)
As Restated [Member]
Condensed Income Statements, Captions [Line Items]
Change in fair value of the warrant liability	$ (22,020,000)	$ 1,170,000	$ 1,170,000	$ (20,850,000)	$ (32,730,000)
Offering costs allocated to derivative warrant liabilities		(877,647)	(877,647)	(877,647)	(877,647)
Net income (loss)	$ (23,249,822)	$ 6,723	$ (52,276)	$ (23,302,098)	$ (36,542,055)
Weighted average shares outstanding subject to possible redemption, basic and diluted (in Shares)	26,325,998	26,284,377	26,284,377	26,325,998	25,440,915
Basic and diluted net income per share, shares subject to redemption (in Dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average ordinary shares outstanding, basic and diluted (in Shares)	11,165,475	9,704,875	8,602,438	9,457,680	10,464,651
Basic and diluted net loss per share, Non-redeemable shares (in Dollars per share)	$ (2.08)	$ 0.00	$ (0.01)	$ (2.47)	$ (3.50)